Commitments and Contingent Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Commitments to extend credit [Member]
Loss Contingencies [Line Items]
Commitments and contingent liabilities	$ 141,500
Standby letters of credit [Member]
Loss Contingencies [Line Items]
Commitments and contingent liabilities	$ 13,300